TO OUR SHAREHOLDERS                                        APRIL 30, 1997



We are pleased to present MassMutual Corporate Investors' report for the first three months of 1997.

The Trust got off to a good start this year with net assets per share increasing to $42.06 from $40.47 per share on December 31, 1996. Based on the change in net assets and reinvestment of dividends, the Trust's performance for the quarter was 3.9%, which beat both the stock and bond markets as measured by the S&P 500 Composite Index and the Lehman Brothers Government/Corporate Bond Index which were up 2.7% and down .9% respectively. The broad based stock market index initially realized considerable gains until late March when the Federal Reserve Board raised interest rates and most of the earlier gains were erased. The Federal Reserve action was also felt throughout most of the domestic bond market sectors which realized negative total returns.

We are also pleased to report that the regular quarterly dividend declared on the day of the annual shareholders' meeting on April 24, 1997 was increased to $.71 per share. Our regular quarterly dividend had been $.70 per share since December 1989. As many of you who have been investors with us through the years may remember, we had been warning shareholders that the earnings of the Trust were insufficient to maintain the level of the dividend, and that we were augmenting the regular quarterly dividend with short-term gains which could not be guaranteed in the future. The net earnings of the Trust for the quarter ended March 31, 1997 were $3,057,559 or 71.8 cents per share as compared with $2,731,679 or 64.2 cents per share a quarter ago. What we are seeing is one of the unique features of Corporate Investors which is the growth of the assets of the Trust through the retention of long-term capital gains. Over time this growth in assets will help us increase the earnings of the Trust and, ultimately, your dividends.

New private placement investments made during the quarter included Associated Vintage Group, Inc., a Sonoma County, California provider of custom wine production services which is one of the largest in the country; Swing N'Slide Corporation, a manufacturer and distributor of home playground equipment which refinanced its existing bank facility while making an acquisition; and Trend Plastics, Inc., a manufacturer and assembler of plastic injection molded parts which was acquired by a buyout sponsor with whom we have worked in the past. All of these investments allow us to participate in the long-term growth of the companies via their equity features while providing a weighted average coupon of over 11.6%. The closing of these new investments brings our holdings in private placement issuers, the primary investment category of Corporate Investors, to over 75% of the portfolio.

The Trust realized over $5.3 million (or $1.26 per share) in net capital gains during the quarter, roughly half of which came from partial or complete sales of investments from our private placement portfolio. Of the $1.26 per share, $.43 per share represents net short-term gains which, if not offset by year end, will be distributed to shareholders. The majority of the quarter's gains were realized early in the quarter while the markets were still strong.

At the twenty-seventh Annual Meeting of Shareholders held on April 24, 1997, Gary E. Wendlandt, Milton Cooper, and Martin T. Hart were re-elected as Trustees for three-year terms; Coopers & Lybrand L.L.P. was re-elected as auditor of the Trust, and the Investment Services Contract between the Trust and Massachusetts Mutual Life Insurance Company was approved.

The Trustees and management appreciate the continued interest and support of the shareholders of Corporate Investors.

                                                 Sincerely,

                                                 /s/ Stuart H. Reese

                                                 Stuart H. Reese
                                                 President



STATEMENT OF ASSETS AND LIABILITIES                                        MASSMUTUAL CORPORATE INVESTORS
March 31, 1997 and 1996
(Unaudited)
                                                                              1997                 1996
                                                                         -------------         ------------
Assets:
Investments (Notes 2A, 2B and 5)
  (See Schedule of Investments)
Corporate restricted securities at fair value
  (Cost 1997 - $139,538,082; 1996 - $107,759,337)                        $147,308,753          $116,164,428
Corporate public securities at market value
  (Cost 1997 - $43,002,450; 1996 - $62,184,976)                            45,550,692            66,484,551
Short-term securities at cost plus earned discount which
  approximates market value                                                 2,500,000             5,093,732
                                                                        -------------          ------------
                                                                          195,359,445           187,742,711
Cash                                                                           72,905             1,707,214
Interest and dividends receivable, net                                      3,183,470             3,504,346
Receivable for investments sold                                             1,675,213             1,129,051
Other assets                                                                   12,128                12,128
                                                                        -------------          ------------
      Total assets                                                       $200,303,161          $194,095,450
                                                                        =============          ============

Liabilities:
Payable for investments purchased                                        $    354,200          $  2,649,900
Management fee payable (Note 3)                                               671,369               639,591
Note payable (Note 4)                                                      20,000,000            20,000,000
Interest payable (Note 4)                                                     136,211               136,211
Accrued expenses                                                              109,710               112,047
                                                                        -------------          ------------
      Total liabilities                                                    21,271,490            23,537,749
                                                                        =============          ============

Net Assets:
Common shares, par value $1.00 per share;
 an unlimited number authorized                                             4,256,724             4,256,724
Additional paid-in capital                                                 98,590,717            98,590,717
Retained net realized gain on investments, prior years                     57,447,542            45,926,213
Undistributed net investment income (Note 2D)                               3,075,349             2,981,702
Undistributed net realized gain on investments                              5,342,426             6,097,679
Net unrealized appreciation of investments (Notes 2A, 2B and 5)            10,318,913            12,704,666
                                                                        -------------          ------------

      Total net assets                                                    179,031,671           170,557,701
                                                                        -------------          ------------

      Total liabilities and net assets                                   $200,303,161          $194,095,450
                                                                        =============          ============

Common shares issued and outstanding                                        4,256,724             4,256,724
                                                                        =============          ============

Net asset value per share                                                $      42.06          $      40.07
                                                                        =============          ============


                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
2

STATEMENT OF OPERATIONS                           MASSMUTUAL CORPORATE INVESTORS
For the three months ended March 31, 1997 and 1996
(Unaudited)


                                                                                         1997                  1996
                                                                                    ------------          ------------
Investment Income (Note 2B):
Interest                                                                            $  3,905,383          $  3,636,515
Dividends                                                                                155,441               102,730
                                                                                    ------------          ------------
      Total  income                                                                    4,060,824             3,739,245
                                                                                    ------------          ------------

Expenses:
Management fee (Note 3)                                                                  671,369               639,591
Trustees' fees and expenses                                                               24,848                18,959
Transfer Agent/Registrar's expenses                                                       12,706                25,678
Interest (Note 4)                                                                        266,500               266,500
Reports to shareholders                                                                    8,520                 8,520
Audit and legal                                                                           14,733                13,333
Other                                                                                      4,589                 8,515
                                                                                    ------------          ------------
      Total  expenses                                                                  1,003,265               981,096
                                                                                    ------------          ------------

Net investment income                                                                  3,057,559             2,758,149
                                                                                    ------------          ------------

Net realized and unrealized gain (loss) on investments (Notes 2A and 2B):
Net realized gain on investments                                                       5,342,426             6,097,679
Net change in unrealized appreciation/depreciation of investments                     (1,637,527)           (6,861,171)
                                                                                    ------------          ------------
      Net gain (loss) on investments                                                   3,704,899              (763,492)
                                                                                    ------------          ------------

Net increase in net assets resulting from operations                                $  6,762,458          $  1,994,657
                                                                                    ============          ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS                          MASSMUTUAL CORPORATE INVESTORS
For the three months ended March 31, 1997 and 1996
(Unaudited)


                                                                                         1997                 1996
                                                                                    ------------          ------------
Net increase (decrease) in cash:
Cash flows from operating activities:
  Interest and dividends received                                                   $  3,775,696          $  3,802,899
  Interest expense paid                                                                 (266,500)             (266,500)
  Operating expenses paid                                                               (732,867)             (731,832)
  Federal income tax paid                                                             (6,210,942)           (1,984,882)
                                                                                    ------------          ------------
      Net cash (used for) provided by operating activities                            (3,434,613)              819,685
                                                                                    ------------          ------------

Cash flows from investing activities:
  Change in short-term portfolio securities, net                                      (1,657,790)           (1,877,888)
  Purchase of portfolio securities                                                   (23,540,403)          (22,423,845)
  Proceeds from disposition of portfolio securities                                   35,092,595            29,559,856
                                                                                    ------------          ------------
      Net cash provided by investing activities                                        9,894,402             5,258,123
                                                                                    ------------          ------------

      Net cash provided by operating and investing activities                          6,459,789             6,077,808
                                                                                    ------------          ------------


Cash flows from financing activities:
  Cash dividends paid from net investment income                                      (2,555,201)           (2,752,434)
  Cash dividends paid from net realized gain on investments                           (3,915,019)           (4,143,459)
                                                                                    ------------          ------------
      Net cash used for financing activities                                          (6,470,220)           (6,895,893)
                                                                                    ------------          ------------

Net decrease in cash                                                                    (10,431)             (818,085)

Cash - beginning of year                                                                  83,336             2,525,299
                                                                                    ------------          ------------
Cash - end of period                                                                $     72,905          $  1,707,214
                                                                                    ============          ============

Reconciliation of net increase (decrease) in net assets to net cash from operating and investing activities:

Net increase in net assets resulting from operations                                $  6,762,458          $  1,994,657
                                                                                    ------------          ------------

  Decrease in investments                                                              7,070,176             7,443,346
  (Increase) decrease in interest and dividends receivable, net                         (167,069)              258,221
  (Increase) decrease in receivable for investments sold                                (992,679)               61,435
  Increase in other assets                                                               (12,128)              (12,128)
  Increase (decrease) in payable for investments purchased                                 6,075            (1,665,605)
  Increase in management fee payable                                                      25,359                 7,480
  Decrease in accrued expenses                                                           (21,461)              (24,716)
  Decrease in accrued taxes                                                           (6,210,942)           (1,984,882)
                                                                                    ------------          ------------

      Total adjustments to net assets from operations                                   (302,669)            4,083,151
                                                                                    ------------          ------------

      Net cash provided by operating and investing activities                       $  6,459,789          $  6,077,808
                                                                                    ============          ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
4

STATEMENT OF CHANGES IN NET ASSETS                                                 MASSMUTUAL CORPORATE INVESTORS
For the three months ended March 31, 1997 and 1996
(Unaudited)

                                                                                     1997                   1996
                                                                                 ------------          ------------
Increase (decrease) in net assets:
Operations:
  Net investment income                                                          $  3,057,559          $  2,758,149
  Net realized gain on investments                                                  5,342,426             6,097,679
  Net change in unrealized appreciation/depreciation of investments                (1,637,527)           (6,861,171)
                                                                                 ------------          ------------

Net increase in net assets resulting from operations                                6,762,458             1,994,657

Net Assets, beginning of year                                                     172,269,213           168,563,044
                                                                                 ------------          ------------

Net Assets, end of period (including undistributed net investment income
 in 1997 - $3,075,349; 1996 - $2,981,702)                                        $179,031,671          $170,557,701
                                                                                 ============          ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------



SELECTED PER SHARE DATA                                                               MASSMUTUAL CORPORATE INVESTORS
Selected data for each common share outstanding for the periods ended:


                                                                                         For the
                                                                                      three months           For the
                                                                                      ended 3/31/97        year ended
                                                                                       (Unaudited)          12/31/96
                                                                                      -------------       ------------
  Net asset value:
   Beginning of year                                                                  $      40.47        $      39.60
                                                                                      ------------        ------------

  Net investment income                                                                        .72                2.65
  Net realized and unrealized gain on investments                                              .87                1.84
                                                                                      ------------        ------------
  Total from investment operations                                                            1.59                4.49
                                                                                      ------------        ------------

  Dividends from net investment income to common shareholders                                   --               (2.70)
  Distributions from net realized gain on investments to common shareholders                    --                (.92)
                                                                                      ------------        ------------
  Total distributions                                                                           --               (3.62)
                                                                                      ------------        ------------

  Net asset value:
   End of period                                                                      $      42.06        $      40.47
                                                                                      ============        ============
  Per share market value:
   End of period                                                                      $      38.25        $      38.50
                                                                                      ============        ============
  Total investment return:
   Market value                                                                               (.65)%*            22.44%
   Net asset value                                                                            3.93%*             15.42%

  Net assets (in millions):
   End of period                                                                      $     179.03        $     172.27

  Ratio of operating expenses to average net assets                                            .42%*              1.70%

  Ratio of interest expenses to average net assets                                             .15%*               .61%

  Ratio of total expenses to average net assets                                                .57%*              2.31%

  Ratio of net investment income to average net assets                                        1.74%*              6.44%

  Portfolio turnover                                                                         12.10%*             64.89%


*Percentages represent results for the period and are not annualized.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

SCHEDULE OF INVESTMENTS                           MASSMUTUAL CORPORATE INVESTORS
March 31, 1997
(Unaudited)

                                                          Shares, Units,
                                                            Warrants or                    Fair Value                  Fair Value
                                                             Principal    Acquisition   at Acquisition      Cost       at 3/31/97
Corporate Restricted Securities - 75.97%: (A)                 Amount          Date           Date        (Note 2B)     (Note 2A)
                                                          -------------   ------------  --------------  -----------  ------------
AccTech, LLC
A designer and marketer of specialized cleaning
products.
    Senior Floating Rate Revolving Credit Note
    due 2002                                              $     548,760       10/31/96  $      548,760  $   548,760  $    538,004
    Senior Secured Series A Floating Rate Note
    due 2002                                              $     776,833       10/31/96         765,181      776,832       766,191
    10.1% Senior Secured Series A Note
    due 2002                                              $   1,165,250       10/31/96       1,135,420    1,165,250     1,134,720
    12% Senior Secured Series B Note
    due 2004                                                 $1,098,000       10/31/96       1,155,206      991,936     1,148,179
    Membership Interest                                          5 int.       10/31/96         264,080      332,000       264,080
    Warrant, exercisable until 2004, to purchase 2
    Membership Interests at $.01 per interest (B)                2 int.       10/31/96              --      109,800            --
                                                                                        --------------  -----------  ------------
                                                                                             3,868,647    3,924,578     3,851,174
                                                                                        --------------  -----------  ------------

American Exploration Company - A.S.E.
An independent oil and gas company engaged principally
in the acquisition, development and management of oil
and gas properties.
    11% Senior Subordinated Note due 2004                 $   3,000,000       12/27/91        2,964,60    2,961,288     2,880,900
    Warrant, exercisable until 2004, to purchase
    103,342 shares of common stock at $15.53
    per share (B)                                          103,342 shs.       12/27/91          49,714       38,712       103,342
                                                                                        --------------  -----------  ------------
                                                                                             3,014,314    3,000,000     2,984,242
                                                                                        --------------  -----------  ------------

Ammirati & Puris, Inc.
An advertising agency that  specializes in representing
a limited number of large and high quality clients.
    14% Senior Secured Note due 1998                      $   1,166,667       11/23/93       1,142,867    1,166,667     1,242,617
                                                                                        --------------  -----------  ------------

Associated Vintage Group, Inc.
A provider of custom wine production services
in the United States
    11% Senior Subordinated Note due 2005                 $   3,335,000        3/19/97       3,274,637    3,162,080     3,262,631
    Common Stock (B)                                        31,350 shs.        3/19/97         123,750      165,000       123,750
    Warrant, exercisable until 2005, to purchase
    94,107 shares of common stock at $.01 per
    share (B)                                               94,107 shs.        3/19/97          94,107      173,346        94,107
                                                                                        --------------  -----------  ------------
                                                                                             3,492,494    3,500,426     3,480,488
                                                                                        --------------  -----------  ------------
BP Prudhoe Bay Royalty Trust - N.Y.S.E.
A trust which shares in the production of petroleum
from the Alaskan North Slope.
    26,180 Units of Beneficial Interest                     26,180 uts.        2/28/89         654,500      401,170       422,153
                                                                                        --------------  -----------  ------------

C&K Manufacturing and Sales Company
A manufacturer and distributor of branded packaging
and supply products.
    Senior Secured Floating Rate Revolving
    Credit Facility due 2002                              $     319,200        8/29/96         319,200      319,200       316,263
    Senior Secured Series A Floating Rate
    Term Note due 2002                                    $   2,423,117        8/29/96       2,397,188    2,423,117     2,399,612
    12% Series B Term Note due 2004                       $     533,000        8/29/96         524,739      507,500       526,391
    Membership Interest                                        266 int.        8/29/96         212,800      262,840       212,800
    Warrant, exercisable until 2004, to purchase 73
    Membership Interests at $.01 per interest (B)               73 int.        8/29/96               1       26,650             1
                                                                                        --------------  -----------  ------------
                                                                                             3,453,928    3,539,307     3,455,067
                                                                                        --------------  -----------  ------------

--------------------------------------------------------------------------------

March 31, 1997
(Unaudited)


                                                       Shares, Units,
                                                        Warrants or                      Fair Value                    Fair Value
                                                         Principal       Acquisition   at Acquisition      Cost        at 3/31/97
Corporate Restricted Securities:  (A) (Continued)         Amount            Date            Date         (Note 2B)     (Note 2A)
                                                       --------------    -----------   -------------   ------------  -------------
Cains Foods, L.P.
A producer of mayonnaise, sauce and pickle
products for both the retail and food
service markets.
    Senior Secured Floating Rate Revolving
    Credit Note due 2000                               $     432,432        9/30/96    $     432,432   $    432,432  $     432,432
    10% Senior Secured Term Note due 2004              $   1,513,512        9/29/95        1,513,512      1,513,512      1,482,182
    11.5% Senior Subordinated Note due 2004            $     945,945        9/29/95          895,706        901,919        923,715
    8% Junior Subordinated Convertible Note
    due 2004, convertible into 78 partnership
    points at $1,388.89 per point                      $     108,108        9/29/95          108,108        108,108        208,606
    Warrant, exercisable until 2006, to purchase
    39 partnership points at $.01 per point (B)              39 pts.        9/29/95           50,261         50,261         82,218
                                                                                       -------------   ------------  -------------
                                                                                           3,000,019      3,006,232      3,129,153
                                                                                       -------------   ------------  -------------
Catalina Lighting, Inc. - N.Y.S.E.
A designer, importer and distributor of residential
and office lighting fixtures.
    8% Convertible Subordinated Note due 2002,
    convertible into 200,000 shares of common
    stock at $7.31 per share                           $   1,500,000        3/31/94        1,420,050      1,500,000      1,393,050
                                                                                       -------------   ------------  -------------
Classic Sports, Inc.
A cable sports television network.
    Convertible Preferred Stock, convertible
    into 644 shares of common stock at $1,000
    per share                                               644 shs.          *              544,444        304,121        773,333
                                                                                       -------------   ------------  -------------

The Coast Distribution System - A.S.E.
A wholesale distributor of recreational vehicle
and marine parts and accessories.
    11.2% Senior Subordinated Secured Note
    due 1999                                           $     350,050        6/26/89          361,217        350,050        351,590
    Common Stock (B)                                    108,646 shs.        6/27/85          560,613        568,101        387,045
                                                                                       -------------   ------------  -------------
                                                                                             921,830        918,151        738,635
                                                                                       -------------   ------------  -------------
CompuCom Systems, Inc. - O.T.C.
A personal computer dealer specializing in
serving corporate accounts.
    Common Stock (B)                                    367,220 shs.        9/24/92          799,805        807,884      2,093,154
                                                                                       -------------   ------------  -------------
Consumer Product Enterprises, Inc.
A manufacturer of colored acrylic felt for
consumer use.
    10.75% Senior Secured Term Note due 2003           $   1,214,205        12/8/95        1,226,772      1,214,205      1,191,014
    12% Senior Subordinated Note due 2005              $     800,575        12/8/95          803,858        759,565        762,548
    Common Stock (B)                                    184,560 shs.        12/8/95          138,420        184,560        138,420
    Warrant, exercisable until 2005, to purchase
    138,420 shares of common stock at $.01
    per share (B)                                       138,420 shs.        12/8/95            1,384         50,853          1,384
                                                                                       -------------   ------------  -------------
                                                                                           2,170,434      2,209,183      2,093,366
                                                                                       -------------   ------------  -------------
Control Devices, Inc. - O.T.C.
A producer of high quality electromechanical
circuit protector devices and photo-optic sensors.
    Common Stock (B)                                    174,200 shs.          **              26,242         26,242      1,959,754
                                                                                       -------------   ------------  -------------

*4/18/95 and 6/3/96.
**7/29/94 and 10/8/96.

-------------------------------------------------------------------------------
8

March 31, 1997
(Unaudited)


                                                       Shares, Units,
                                                         Warrants or                        Fair Value                  Fair Value
                                                          Principal         Acquisition   at Acquisition      Cost     at 3/31/97
Corporate Restricted Securities:  (A) (Continued)          Amount              Date             Date        (Note 2B)   (Note 2A)
                                                       -------------       ------------   --------------  -----------  -----------
Corrections Corporation of America - O.T.C.
An operator of private prisons and correctional
facilities for federal, state and local governments
    11.08% Senior Secured Note due 2000                $     383,495         12/11/90         $  388,271   $  383,016   $  398,950
                                                                                          --------------  -----------  -----------
D&K Wholesale Drug, Inc. - O.T.C
A wholesale pharmaceutical distribution company
    11% Subordinated Note due 1997                     $     541,667         12/29/87            495,842      541,667      541,234
    11% Convertible Subordinated Note due 1997,
    convertible into 265,490 shares of common
    stock at $3.30 per share                           $     875,000         12/29/87            956,113      875,000      987,263
                                                                                          --------------  -----------  -----------
                                                                                               1,451,955    1,416,667    1,528,497
                                                                                          --------------  -----------  -----------
Delta Beverage Group, Inc.
A Pepsi soft drink bottler
    Common Stock (B)                                         966 shs.         3/8/88             181,486    2,006,380      181,486
                                                                                          --------------  -----------  -----------
Diversco, Inc.
A contract provider of janitorial and equipment
maintenance services and temporary production
labor to industrial customers
    Senior Secured Floating Rate Revolving Credit
    Facility due 2002                                  $     454,000         10/24/96            451,479      454,000      450,459
    Senior Floating Rate Term Note due 2002            $     447,152         10/24/96            443,197      447,152      444,692
    10.16% Senior Term Note due 2002                   $   1,341,457         10/24/96          1,343,066    1,341,457    1,339,579
    12% Senior Subordinated Note due 2003              $   1,249,000         10/24/96          1,277,852    1,107,776    1,270,982
    Membership Interest                                    2,992 int.        10/24/96            224,393      305,190      224,393
    Warrant, exercisable until 2003, to purchase
    1,791 Membership Interest at $.01 per
    interest (B)                                           1,791 int.        10/24/96                 18      147,609           18
                                                                                          --------------  -----------  -----------
                                                                                               3,740,005    3,803,184    3,730,123
                                                                                          --------------  -----------  -----------
Elgin National Industries, Inc.
An operator in the specialty fastener, mineral
processing equipment, engineering, construction
and electrical distribution industries
    13% Senior Subordinated Note due 2001              $   2,000,000          9/24/93          1,943,216    1,983,216    2,033,000
    10% Preferred Stock                                    2,339 shs.         9/24/93            176,964      233,925      193,924
    Common Stock (B)                                         161 shs.         9/24/93             16,075       16,075       92,117
    Warrant, exercisable from 1998 until 2001,
    to purchase 168 shares of common stock at
    $.01 per share (B)                                       168 shs.         9/24/93                 17       16,782       96,271
                                                                                          --------------  -----------  -----------
                                                                                               2,136,272    2,249,998    2,415,312
                                                                                          --------------  -----------  -----------
Exide Electronics Group, Inc. - O.T.C
A manufacturer and servicer of uninterruptible
power systems
    Common Stock (B)                                     229,358 shs.          9/2/92          2,972,400    3,000,000    2,369,553

Fleming Acquisition Corporation
A supplier of high-quality, premium printed
labels for distilled spirits, wine, food and
household products
    15% Senior Subordinated Note due 2005              $   2,771,114             *             2,738,692    2,630,666    2,781,922
    Common Stock (B)                                         545 shs.         4/28/95            141,111      272,500       20,552
    Warrant, exercisable until 2005, to
    purchase 380 shares of common stock
    at $.01 per share (B)                                    380 shs.         4/28/95             98,235      170,455        8,684
    Incentive Warrant, exercisable from 1998
    until 2000, to purchase 19 shares of common
    stock at $.01 per share (B)                               19 shs.         4/28/95              3,308        2,273          439
                                                                                          --------------  -----------  -----------
                                                                                               2,981,346    3,075,894    2,811,597
                                                                                          --------------  -----------  -----------

*4/28/95, 5/1/96 and 2/1/97

--------------------------------------------------------------------------------

March 31, 1997
(Unaudited)

                                                    Shares, Units,
                                                      Warrants or                        Fair Value                     Fair Value
                                                       Principal       Acquisition     at Acquisition       Cost        at 3/31/97
Corporate Restricted Securities:  (A) (Continued)       Amount            Date              Date          (Note 2B)      (Note 2A)
                                                    --------------     -----------     --------------   ------------   ------------
Hardy Oil & Gas USA, Inc.
Engages in the exploration and development of
oil and gas reserves.
    8.46% Guaranteed Senior Note due 2004           $    3,000,000       1/11/95       $    2,904,300   $  3,000,000   $  2,980,500
    Warrant, exercisable until 2005, to purchase
    272,934 shares of common stock at (pounds)1.53
    per share (B)                                      272,934 shs.      1/11/95               27,000            --         366,999
                                                                                       --------------   ------------   ------------
                                                                                            2,931,300      3,000,000      3,347,499
                                                                                       --------------   ------------   ------------
Hein-Werner Corp. - A.S.E
A manufacturer of automotive service and collision
repair equipment and hydraulic cylinders.
    8% Convertible Subordinated Note due 1999,
    convertible into 179,140 shares of common
    stock at $6.28 per share                         $   1,125,000       9/29/89            1,094,738      1,125,000      1,128,713
    Warrant, exercisable until 1999, to purchase
    59,713 shares of common stock at $6.28
    per share (B)                                       59,713 shs.       9/3/96                   --             --          4,538
                                                                                       --------------   ------------   ------------
                                                                                            1,094,738      1,125,000      1,133,251
                                                                                       --------------   ------------   ------------
Highland Homes Holdings, Inc.
A single family homebuilder operating in the
Dallas-Fort Worth and Atlanta areas.
    12.75% Senior Note due 1999                     $    2,250,000      11/18/93            2,227,725      2,219,324      2,323,350
    Warrant, exercisable until 2001, to purchase
    10 shares of common stock at $17,897.31
    per share (B)                                           10 shs.     11/18/93                    1         20,451            104
                                                                                       --------------   ------------   ------------
                                                                                            2,227,726      2,239,775      2,323,454
                                                                                       --------------   ------------   ------------
Hudson River Capital
Acquires controlling or substantial interests
in manufacturing and marketing entities.
    3% Convertible Preferred Stock, convertible
    into 100,000 shares of common stock at $10
    per share (B)                                      100,000 shs.      7/21/94              950,000      1,000,000        950,000
                                                                                       --------------   ------------   ------------
Hussey Seating Company
A manufacturer of spectator seating products.
    Senior Secured Floating Rate Revolving Note
    due 2003                                        $      495,000       6/12/96              490,149        495,000        490,644
    Senior Secured Floating Rate Note due 2003      $      900,000       6/12/96              891,090        900,000        892,710
    10% Senior Secured Note due 2003                $      900,000       6/12/96              876,240        900,000        884,250
    12% Subordinated Secured Note due 2006          $    1,350,000       6/12/96            1,327,320      1,135,934      1,342,575
    Warrant, exercisable until 2006, to purchase
    3,553 shares of common stock at $.01 per
    share (B)                                            3,553 shs.      6/12/96                   36        225,000             36
                                                                                       --------------   ------------   ------------
                                                                                            3,584,835      3,655,934      3,610,215
                                                                                       --------------   ------------   ------------
Intermetrics, Inc.
A provider of software systems, services and
products to a variety of information
technology users.
    Senior Floating Rate Revolving Term Note
    due 2002                                        $    1,332,143       8/31/95            1,320,881      1,332,143      1,300,172
    13% Senior Subordinated Note due 2002           $      799,318       8/31/95              813,520        710,007        787,248
    Common Stock (B)                                    11,075 shs.      8/31/95               51,961         69,221         51,914
    Warrant, exercisable until 2007, to purchase
    21,176 shares of Class D common stock at
    $.01 per share (B)                                  21,176 shs.      8/31/95                2,118        104,000          2,118
                                                                                       --------------   ------------   ------------
                                                                                            2,188,480      2,215,371      2,141,452
                                                                                       --------------   ------------   ------------

--------------------------------------------------------------------------------

March 31, 1997
(Unaudited)

                                                    Shares, Units,
                                                      Warrants or                       Fair Value                      Fair Value
                                                       Principal       Acquisition     at Acquisition     Cost          at 3/31/97
Corporate Restricted Securities:  (A) (Continued)       Amount            Date              Date        (Note 2B)        (Note 2A)
                                                    --------------     -----------     --------------   ------------   ------------

Jackson Products, Inc.
Manufactures and distributes a variety of
industrial and highway safety products.
    12.25% Senior Subordinated Note due 2004        $     1,971,000      8/16/95       $    1,971,000   $  1,933,433   $  1,949,516
    13.25% Cumulative Exchangeable Preferred
    Stock                                                   99 shs.      8/16/95              985,500        823,332        814,028
    Common Stock (B)                                       434 shs.      8/16/95               43,426         43,426         39,083
    Warrant, exercisable until 2005, to purchase
    1,999 shares of common stock at $.01
    per share (B)                                        1,999 shs.      8/16/95              199,735        199,735          1,999
                                                                                       --------------   ------------   ------------
                                                                                            3,199,661      2,999,926      2,804,626
                                                                                       --------------   ------------   ------------
Kappler Safety Group, Inc.
A manufacturer of protective apparel for the
industrial/safety, cleanroom and healthcare
markets.
    13% Senior Subordinated Note due 2004           $     3,333,000      12/2/96            3,383,995      3,012,276      3,303,003
    Warrant, exercisable until 2004, to purchase
    57,418 shares of common stock at $.01
    per share (B)                                       57,418 shs.      12/2/96               57,418        333,300         72,576
                                                                                       --------------   ------------   ------------
                                                                                            3,441,413      3,345,576      3,375,579
                                                                                       --------------   ------------   ------------
Kuhlman Corporation - N.Y.S.E.
A manufacturer of non-automotive engine components.
    Warrant, exercisable until 2002, to purchase
    96,150 shares of common stock at $8.32
    per share (B)                                       96,150 shs.      4/30/92              106,000        162,000      1,160,473
                                                                                       --------------   ------------   ------------
Latin Communications Group
An operator of Spanish-language media in
North America.
    Common Stock (B)                                    88,438 shs.         *                 628,945        812,504        884,380
                                                                                       --------------   ------------   ------------
Maloney Industries, Inc.
Engineers and manufactures process systems
for the oil and gas industry.
    13% Subordinated Note due 2004                  $     2,025,000     10/26/95            2,378,250      2,025,000      2,193,480
    Limited Partnership Interest                           568 uts.     10/20/95              506,250        733,259        506,250
    Warrant, exercisable until 2004, to purchase
    297 units of Limited Partnership Interest at
    $.01 per unit  (B)                                     297 uts.     10/26/95                  297             --            297
                                                                                       --------------   ------------   ------------
                                                                                            2,884,797      2,758,259      2,700,027
                                                                                       --------------   ------------   ------------
Maxtec International Corp.
A manufacturer and distributor of precision
test and measurement equipment and overhead
crane control systems.
    Senior Floating Rate Revolving Credit
    Facility due 2001                               $       659,341      6/28/95              659,341        659,341        653,538
    Senior Secured Floating Rate Note due 2001      $        95,472      6/28/95               94,517         95,472         95,386
    12.5% Subordinated Secured Note due 2003        $       102,331      6/28/95              104,470         79,525        102,259
    Common Stock (B)                                    76,923 shs.      6/28/95              192,115        230,769        173,077
    Warrant, exercisable from 1998 until 2005,
    to purchase 39,563 shares of common stock
    at $.01 per share (B)                               39,563 shs.      6/28/95               98,581        171,429         39,563
                                                                                       --------------   ------------   ------------
                                                                                            1,149,024      1,236,536      1,063,823
                                                                                       --------------   ------------   ------------
Mercury Computer Systems, Inc.
A designer, manufacturer and marketer of
computer systems.
    Common Stock (B)                                   500,000 shs.     12/21/87            1,487,700      1,500,000      1,512,000
                                                                                       --------------   ------------   ------------

*7/13/95 and 12/1/95.
--------------------------------------------------------------------------------

March 31, 1997
(Unaudited)

                                                     Shares, Units,
                                                      Warrants or                        Fair Value                     Fair Value
                                                       Principal       Acquisition     at Acquisition       Cost        at 3/31/97
Corporate Restricted Securities:  (A) (Continued)       Amount            Date              Date          (Note 2B)      (Note 2A)
                                                    --------------     -----------     --------------   ------------   ------------
Monro Muffler Brake, Inc. - O.T.C.
An operator of retail muffler and brake shops.
    Common Stock                                        2,056 shs.       4/19/85       $        3,272   $      2,672   $     32,849
                                                                                       --------------   ------------   ------------
NM Holdings LLC
A company created to acquire motion picture film
rights from Twentieth Century Fox.
    10% Senior Note due 2001                        $    1,000,000       6/28/96              980,600      1,000,000        979,200
    12% Subordinated Note due 2001                  $      980,000       6/28/96              982,156        980,000        977,947
    Membership Interest                                20,000 int.       6/28/96               15,000         19,876         15,000
                                                                                       --------------   ------------   ------------
                                                                                            1,977,756      1,999,876      1,972,147
                                                                                       --------------   ------------   ------------

Nu Horizons Electronics Corp. - O.T.C
A distributor of high technology active and
passive electronic devices.
    8.25% Convertible Subordinated Note due
    2002, convertible into 156,867 shares of
    common stock at $9 per share                    $    1,411,800       8/31/94            1,425,918      1,411,800      1,468,554
                                                                                       --------------   ------------   ------------

PanEnergy Corporation - N.Y.S.E.
An owner and operator of natural gas gathering,
transmission and processing facilities.
    9% Convertible Subordinated Note due 2004,
    convertible into 135,563 shares of common
    stock at $22.13 per share                       $    3,000,000      12/30/92            2,934,000      3,000,000      5,261,400
                                                                                       --------------   ------------   ------------

PAR Acquisition Corp.
A manufacturer of fuel handling systems for
nuclear power plants and hazardous waste.
    14.5% Senior Subordinated Note due 2000         $      833,333        2/5/93              832,000        833,333        850,750
    8% Convertible Preferred Stock due 2001,
    convertible into 83,333 shares of common
    stock at $2 per share                             83,333  shs.        2/5/93              166,667        166,667        151,783
    Common Stock (B)                                  133,333 shs.        2/5/93              333,333        333,333        160,000
                                                                                       --------------   ------------   ------------
                                                                                            1,332,000      1,333,333      1,162,533
                                                                                       --------------   ------------   ------------

Pharmaceutical Buyers, Inc.
A group purchasing organization which specializes
in arranging and negotiating contracts for the
purchase of pharmaceutical goods and medical
equipment.
    10.5% Senior Secured Note due 2005              $      817,500      11/30/95              851,917        817,500        818,808
    10.5% Senior Secured Convertible Note
    due 2005, convertible into 4 shares of
    common stock at $50,000 per share               $      195,000      11/30/95              205,355        195,000        205,218
    Common Stock (B)                                        7 shs.      11/30/95              253,125        337,500        253,125
                                                                                       --------------   ------------   ------------
                                                                                            1,310,397      1,350,000      1,277,151
                                                                                       --------------   ------------   ------------

Piedmont Holding, Inc.
A general aviation fixed based operator with repair,
maintenance and overhaul certification.
    12% Senior Subordinated Note due 2001           $    2,714,283       7/15/92            2,736,540      2,714,283      2,784,040
    Senior Redeemable Cumulative Preferred Stock      281,939 shs.       7/15/92              281,939        281,939        281,939
    Common Stock (B)                                    3,771 shs.       7/15/92                2,564          3,771         66,973
    Warrant, exercisable until 2001, to purchase
    5,042 shares of common stock at $.05
    per share (B)                                       5,042 shs.       7/15/92                3,227             --         89,344
                                                                                       --------------   ------------   ------------
                                                                                            3,024,270      2,999,993      3,222,296
                                                                                       --------------   ------------   ------------

--------------------------------------------------------------------------------

March 31, 1997
(Unaudited)

                                                           Shares, Units,
                                                             Warrants or                     Fair Value                 Fair Value
                                                              Principal      Acquisition   at Acquisition     Cost      at 3/31/97
Corporate Restricted Securities:  (A) (Continued)               Amount           Date           Date       (Note 2B)    (Note 2A)
                                                           --------------    -----------   -------------- -----------  -----------
Plastipak Packaging, Inc.
A manufacturer of plastic containers.
    10.64% Senior Subordinated Note due 2006               $   3,500,000        10/25/96   $   3,403,750  $ 3,410,148  $ 3,392,550
    Warrant, exercisable until 2006, to purchase
    97 shares of common stock at $.01 per
    share (B)                                                     97 shs.       10/25/96          55,593       93,625       62,201
                                                                                           -------------  -----------  -----------
                                                                                               3,459,343    3,503,773    3,454,751
                                                                                           -------------  -----------  -----------
Precision Dynamics, Inc.
A manufacturer of custom-designed solenoid
valves and controls.
    Senior Secured Floating Rate Revolving
    Credit Facility due 2003                               $     391,200         7/22/96         387,327      391,200      387,601
    Senior Secured Floating Rate Term Note
    due 2003                                               $   2,935,000         7/22/96       2,906,237    2,935,000    2,910,053
    12% Senior Secured Term Note due 2004                  $     489,000         7/22/96         482,545      395,895      483,817
    8% Preferred Stock                                           232 shs.        7/22/96         220,231      231,822      220,231
    Common Stock (B)                                             599 shs.        7/22/96          21,699       28,978       21,699
    Warrant, exercisable until 2004 to purchase 322
    shares of common stock at $.01 per share (B)                 322 shs.        7/22/96               3       97,800            3
                                                                                           -------------  -----------  -----------
                                                                                               4,018,042    4,080,695    4,023,404
                                                                                           -------------  -----------  -----------
Protein Genetics, Inc.
A producer of bovine artificial insemination
products, related breeding and healthcare products
and specialty genetics sold to the dairy and beef
industries.
    11.67% Senior Secured Note due 2004                    $   1,200,000         8/12/94       1,184,160    1,200,000      979,680
    11.51% Junior Secured Note due 1999                    $     800,000         8/12/94         783,040      800,000      627,120
    9.8% Redeemable Exchangeable
    Preferred Stock                                           10,000 shs.        8/12/94         847,900    1,000,000      384,000
    Common Stock (B)                                           1,492 shs.        8/12/94              15           --           11
                                                                                           -------------  -----------  -----------
                                                                                               2,815,115    3,000,000    1,990,811
                                                                                           -------------  -----------  -----------
RailTex, Inc. - O.T.C.
An operator of short-line railroads in the Midwest,
West and Canada.
    12% Senior Subordinated Note due 2002                  $   1,500,000         2/16/93       1,599,150    1,500,000    1,673,700
    Common Stock (B)                                       $  35,500 shs.        2/16/93         340,800      340,800      560,678
                                                                                           -------------  -----------  -----------
                                                                                               1,939,950    1,840,800    2,234,378
                                                                                           -------------  -----------  -----------
Rent-Way, Inc. - O.T.C.
Operates rent-to-own stores in Ohio,
Pennsylvania and New York.
    10% Convertible Subordinated Note due 2002,
    convertible into 201,207 shares of common
    stock at $9.94 per share                               $   2,000,000         7/18/95       1,991,220    2,000,000    2,119,800
    Warrant, exercisable until 2002, to purchase
    20,000 shares of common stock at $9.94
    per share (B)                                             20,000 shs.        7/18/95             200           --       11,060
                                                                                           -------------  -----------  -----------
                                                                                               1,991,420    2,000,000    2,130,860
                                                                                           -------------  -----------  -----------
Sequentia, Inc.
A manufacturer and distributor of fiberglass
reinforced panels used in commercial, industrial
and residential applications.
    12% Subordinated Note due 2004                         $   2,281,400        12/14/95       2,418,284    1,845,613    1,711,050
    Limited Partnership Interest of KS Holdings, L.P.          7,186 uts.       12/14/95         538,950      678,741       71,860
    Warrant, exercisable until 2004, to purchase
    5,449 units of Limited Partnership Interest of
    KS Holdings, L.P. at $.01 per unit (B)                     5,449 uts.       12/14/95           5,449      479,094        2,725
                                                                                           -------------  -----------  -----------
                                                                                               2,962,683    3,003,448    1,785,635
                                                                                           -------------  -----------  -----------

--------------------------------------------------------------------------------

March 31, 1997
(Unaudited)


                                                           Shares, Units,
                                                             Warrants or                     Fair Value                 Fair Value
                                                              Principal      Acquisition   at Acquisition     Cost      at 3/31/97
Corporate Restricted Securities:  (A) (Continued)               Amount           Date           Date       (Note 2B)    (Note 2A)
                                                           --------------    -----------   -------------  -----------  -----------

Star International Holdings, Inc.
A manufacturer of commercial cooking appliances
    9.65% Senior Secured Note due 2004                      $   1,655,672       5/27/94       $1,675,010   $1,665,672   $1,635,023
    10.5% Subordinated Note due 2004                        $     716,418       5/27/94          716,418      716,418      678,663
    Common Stock (B)                                            4,310 shs.      5/27/94          259,735      259,735       45,096
    Warrant, exercisable until 2004, to purchase
    3,224 shares of common stock at $.01
    per share (B)                                               3,224 shs.      5/27/94               32           --       33,707
                                                                                           -------------  -----------  -----------
                                                                                               2,651,195    2,641,825    2,392,489
                                                                                           -------------  -----------  -----------
Summey Outdoor Advertising, Inc.
An operator of an outdoor advertising business
in North Carolina and South Carolina
    12% Senior Note (with contingent interest)
    due 1995 (B)                                            $     937,500      12/13/83          886,500      937,500      234,375
    10.25% Senior Note due 1999 (B)                         $     743,750       9/30/87          669,003      743,750      185,938
    10.25% Convertible Senior Note due 1999,
    convertible into 4% of the Company (B)                  $      50,000       9/30/87           48,795       50,000       12,500
                                                                                           -------------  -----------  -----------
                                                                                               1,604,298    1,731,250      432,813
                                                                                           -------------  -----------  -----------
Supreme Industries, Inc. - A.S.E
A manufacturer of modular homes and truck bodies
    Common Stock (B)                                          536,049 shs.         *           1,226,108    1,279,976    3,588,178
    Common Stock of Contempri Homes, Inc. (B)                 256,516 shs.     12/31/92            7,040        4,952       19,239
    Common Stock of TGC Industries, Inc. (B)                   19,082 shs.      9/30/86            9,497        9,497       23,255
                                                                                           -------------  -----------  -----------
                                                                                               1,242,645    1,294,425    3,630,672
                                                                                           -------------  -----------  -----------
Swing N'Slide Corporation - A.S.E.
A manufacturer and distributor of home playground
equipment and accessories
    12% Subordinated Note due 2005                          $   3,125,000       3/13/97        2,585,000    2,446,572    2,575,000
    Limited Partnership Interest of Green Grass
    Capital II, LLC                                            81,548 uts.      3/13/97          293,573      447,500      281,341
    Warrant, exercisable until 2005, to purchase
    148,044 units of Limited Partnership Interest
    of Green Grass Capital II, LLC at $.01 per
    unit (B)                                                  148,044 uts.      3/13/97          531,774      680,722      509,567
                                                                                           -------------  -----------  -----------
                                                                                               3,410,347    3,574,794    3,365,908
                                                                                           -------------  -----------  -----------
Team Rental Group, Inc. - O.T.C
An operator of Budget Rent-A-Car franchises,
retail used car sales facilities, and van pool
territories
    7% Convertible Subordinated Note due 2003,
    convertible into 99,226 shares of common stock
    at $20.16 per share                                     $   2,000,000      12/18/96        1,798,440    2,000,000    1,868,800
                                                                                           -------------  -----------  -----------
Telex Communications, Inc.
A producer of electronic and communications
products
    Warrant, exercisable until 2004, to purchase 9,239
    shares of common stock at $.01 per share (B)                9,239 shs.      5/30/89               92            9    4,157,550
                                                                                           -------------  -----------  -----------
Tidewater Holdings, Inc.
An operator of a barge transportation line on the
Columbia/Snake River system
    12.5% Senior Subordinated Note due 2006                 $   2,380,000       7/25/96        2,388,092    2,334,464    2,395,708
    Convertible Preferred Stock, convertible into
    1,120 shares of common stock at $1,000 per
    share (B)                                                   1,120 shs.      7/25/96        1,008,000    1,120,000    1,008,000
    Warrant, exercisable until 2008, to purchase
    474 shares of common stock at $.01 per
    share (B)                                                     474 shs.      7/25/96               43       48,216           43
                                                                                           -------------  -----------  -----------
                                                                                               3,396,135    3,502,680    3,403,751
                                                                                           -------------  -----------  -----------

 *5/23/79, 12/15/95 and 6/9/96.
--------------------------------------------------------------------------------

March 31, 1997
(Unaudited)

                                                         Shares, Units,
                                                          Warrants or                    Fair Value                  Fair Value
                                                           Principal      Acquisition  at Acquisition    Cost        at 3/31/97
Corporate Restricted Securities:  (A) (Continued)           Amount            Date          Date       (Note 2B)     (Note 2A)
                                                        --------------    -----------  -------------  ------------  ------------

TransMontaigne Oil Company - A.S.E.
An independent petroleum products marketing
company
    12.75% Senior Subordinated Debenture
    due 2000                                            $    1,200,000       3/28/91    $ 1,274,280   $ 1,179,333   $ 1,246,920
    Common Stock (B)                                       258,720 shs.         *           400,000       798,595     2,425,500
    Warrant, exercisable until 2001, to purchase
    74,606 shares of common stock at $3.60
    per share (B)                                           74,606 shs.      3/28/91          7,461        42,000       538,282
                                                                                      -------------  ------------  ------------
                                                                                          1,681,741     2,019,928     4,210,702
                                                                                      -------------  ------------  ------------
Trend Plastics, Inc.
A manufacturer and assembler of plastic injection
molded parts
    12% Subordinated Note due 2005                      $    2,513,500       3/21/97      2,592,675     2,510,371     2,581,867
    Limited Partnership Interest of Riverside V
    Holding Company L.P.                                     2,183 uts.      3/21/97        267,065       295,664       267,065
    Limited Partnership Interest of Riverside V-A
    Holding Company L.P.                                     4,670 uts.      3/21/97        605,024       632,619       605,024
    Warrant, exercisable until 2005, to purchase
    3,129 units of Limited Partnership Interest at
    $.01 per unit (B)                                        3,129 uts.      3/21/97          3,129         3,129         3,129
                                                                                      -------------  ------------  ------------
                                                                                          3,467,893     3,441,783     3,457,085
                                                                                      -------------  ------------  ------------
Unidata, Inc.
A manufacturer and distributor of database
management software
    11.5% Senior Subordinated Note due 2003             $    2,500,000      12/14/95      2,538,500     2,397,865     2,299,000
    Common Stock (B)                                       125,000 shs.     12/14/95        375,000       500,000       375,000
    Warrant, exercisable until 2003, to purchase
    62,500 shares of common stock at $1 per
    share (B)                                               62,500 shs.     12/14/95            625       124,250           625
                                                                                      -------------  ------------  ------------
                                                                                          2,914,125     3,022,115     2,674,625
                                                                                      -------------  ------------  ------------
Unipac Corporation
A manufacturer of laminated materials which are
used to seal a variety of packaging containers
    Senior Secured Floating Rate Note due 2002          $      850,313        2/9/96        850,313       850,313       850,313
    12% Senior Secured Note due 2004                    $      243,750        2/9/96        246,870       220,201       250,209
    Acquisition Line of Credit due 2002                 $      750,000       9/30/96        750,000       750,000       750,000
    Limited Partnership Interest of Riverside II
    Holding Company L.P.                                       123 uts.         **          112,737       217,232       325,237
    Warrant, exercisable from 2000 until 2004, to
    purchase 41 units of Limited Partnership Interest
    of Riverside II Holding Company L.P. at $.01
    per unit (B)                                                41 uts.       2/9/96              4        40,313       109,395
                                                                                      -------------  ------------  ------------
                                                                                          1,959,924     2,078,059     2,285,154
                                                                                      -------------  ------------  ------------
U.S. Netting, Inc.
A manufacturer of plastic netting for a wide
variety of industries
    11% Senior Secured Note due 2005                    $    1,676,700        5/3/95      1,854,095     1,676,700     1,773,781
    12% Subordinated Note due 2005                      $      652,050        5/3/95        733,622       619,995       698,215
    Common Stock (B)                                         4,911 shs.       5/3/95        162,652       391,230        36,332
    Warrant, exercisable until 2005, to purchase
    2,795 shares of common stock at $.01
    per share (B)                                            2,795 shs.       5/3/95         92,549        35,923        20,652
                                                                                      -------------  ------------  ------------
                                                                                          2,842,918     2,723,848     2,528,980
                                                                                      -------------  ------------  ------------


 *3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.

**2/9/96 and 9/25/96
--------------------------------------------------------------------------------



SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 1997
(Unaudited)
                                                     Shares, Units,
                                                       Warrants or                      Fair Value                      Fair Value
                                                        Principal     Acquisition     at Acquisition      Cost          at 3/31/97
Corporate Restricted Securities:  (A) (Continued)        Amount         Date              Date          (Note 2B)       (Note 2A)
                                                     --------------   -----------     --------------  ------------    ------------
U.S. Silica Company
A producer of high grade industrial and specialty
ground silica sands in North America
    15% Senior Subordinated Note due 2005             $  2,344,967          *          $  2,490,098   $  2,344,837    $  2,457,056
    Redeemable Preferred Stock Series A (B)             42,001 shs.     12/19/96            291,673        388,898         291,677
    Convertible Preferred Stock Series B,
    convertible into 84,002 shares of Series B
    common stock at $9.26 per share (B)                 84,002 shs.     12/19/96            583,352        777,802         583,347
    Warrant, exercisable until 2005, to purchase
    6,481 units of Series A Preferred Stock and
    12,964 units of Series B Preferred Stock at $.01
    per unit (B)                                         6,481 uts.     12/19/96             12,963            129           6,482
                                                                                       ------------   ------------    ------------
                                                                                          3,378,086      3,511,666       3,338,562
                                                                                       ------------   ------------    ------------
Wright & Lato, Inc.
A manufacturer of gold wedding bands and rings
    16% Subordinated Note due 1997                    $    123,250       12/6/83            109,420        123,250         122,474
    14% Convertible Subordinated Note due
    1997, convertible into 15,000 shares of
    common stock at $4.28 per share                   $     64,250       12/6/83             63,363         64,250          63,646
                                                                                       ------------   ------------    ------------
                                                                                            172,783        187,500         186,120
                                                                                       ------------   ------------    ------------
     Sub-Total Corporate Restricted Securities                                         $123,950,716    127,546,253     136,008,463
                                                                                       ============   ------------    ------------




                                                                                                                       Market Value
                                                      Interest            Due            Principal           Cost       at 3/31/97
Rule 144A Securities:  (A)                              Rate             Date             Amount           (Note 2B)     (Note 2A)
                                                     ---------         --------        ------------       ----------   ------------
Convertible Bonds - 4.52%
    Continental Airlines, Inc.                         6.750%           4/15/06        $    600,000          557,250       732,000
    Corporate Express, Inc.                            4.500             7/1/00             570,000          526,350       483,075
    CUC International, Inc.                            3.000            2/15/02           1,200,000        1,200,000     1,176,000
    Garnet Resources Corporation                       9.500           12/21/98             500,000          500,000       200,000
    Grand Metropolitan PLC                             6.500            1/31/00             600,000          600,000       699,000
    Home Shopping Network                              5.880             3/1/06           1,000,000        1,000,000     1,115,000
    Imax Corporation                                   5.750             4/1/03           1,050,000        1,006,500     1,029,000
    Marriott International, Inc.                       0.000            3/25/11           1,000,000          555,398       545,000
    Molton Metal Technology                            5.500             5/1/06           1,150,000        1,079,063       667,000
    Renal Treatment Centers, Inc.                      5.625            7/15/06             475,000          475,000       432,250
    The Sports Authority, Inc.                         5.250            9/15/01             140,000          140,000       126,700
    Sunglass Hut International, Inc.                   5.250            6/15/03             725,000          673,231       543,750
    Thermo Electron Corporation                        4.250             1/1/03             250,000          250,000       259,375
    Thermo Terratech, Inc.                             4.625             5/1/03              90,000           90,000        83,475
                                                                                       ------------        ---------     ---------
     Sub-Total Rule 144A Convertible Bonds                                             $  9,350,000        8,652,792     8,091,625
                                                                                       ============        ---------     ---------
Bonds - 1.06%
    Anchor Advanced Products                          11.750             4/1/04        $    350,000          350,000       352,625
    Atlantic Express                                  10.750             2/1/04             550,000          550,000       554,125
    CFP Holdings, Inc.                                11.625            1/15/04             200,000          200,000       203,500
    Sun Media Corporation                              9.500            2/15/07             825,000          836,187       792,000
                                                                                       ------------        ---------     ---------
     Sub-Total Rule 144A Bonds                                                         $  1,925,000        1,936,187     1,902,250
                                                                                       ============        ---------     ---------


*12/19/96 and 2/15/97.

--------------------------------------------------------------------------------
16

March 31, 1997
(Unaudited)


                                                                                  Shares, Warrants                   Market Value
                                                      Interest         Due          or Principal         Cost         at 3/31/97
Rule 144A Securities:  (A) (Continued)                  Rate          Date             Amount          (Note 2B)      (Note 2A)
                                                      --------      --------      ----------------  ------------    --------------
Convertible Preferred Stock - .73%
    Greenfield Capital Trust, Inc.                                                       14,300     $    697,850    $    593,450
    Loral Space and Communications LTD                                                    1,800           90,000          87,300
    McKesson Corporation                                                                  4,580          229,000         241,595
    Qualcomm Financial Trust                                                              7,720          386,000         384,070
                                                                                                    ------------    ------------
     Sub-Total Rule 144A Convertible
      Preferred Stock                                                                                  1,402,850       1,306,415
                                                                                                    ------------    ------------
Total Rule 144A Securities                                                                            11,991,829      11,300,290
                                                                                                    ------------    ------------
Total Corporate Restricted Securities                                                                139,538,082     147,308,753
                                                                                                    ------------    ------------


Corporate Public Securities:

Convertible Bonds - 3.74%
    Continental Airlines, Inc.                          6.750%         4/15/06     $    400,000          371,000         488,000
    Diamond Offshore Drilling                           3.750          2/15/07          250,000          250,000         266,875
    Hilton Hotels, Inc.                                 5.000          5/15/06        1,385,000        1,385,000       1,385,000
    Home Depot, Inc.                                    3.250          10/1/01          900,000          887,000         900,000
    Magna International, Inc.                           5.000         10/15/02          600,000          613,125         646,500
    Savoy Pictures Entertainment, Inc.                  7.000           7/1/03        1,250,000        1,287,500       1,012,500
    US Filter Corporation                               4.500         12/15/01        1,000,000        1,000,000       1,010,000
    USA Waste Services, Inc.                            4.000           2/1/02          950,000          950,000         983,250
                                                                                   ------------      -----------    ------------
Total Convertible Bonds                                                            $  6,735,000        6,743,625       6,692,125
                                                                                   ============      -----------    ------------
Bonds - 13.44%
    Aearo Company                                      12.500          7/15/05     $  1,000,000        1,000,000       1,080,000
    Atlas Air, Inc.                                    12.250          12/1/02        1,500,000        1,500,000       1,620,000
    Central Rents, Inc.                                12.875         12/15/03        1,630,000        1,530,600       1,646,300
    Consolidated Cigar Corporation                     10.500           3/1/03          500,000          500,000         515,000
    Continental Airlines, Inc.                          9.500         12/15/01          750,000          750,000         766,410
    Crown Packaging Ltd.                               10.750          11/1/00          750,000          750,000         682,500
    Data Documents, Inc.                               13.500          7/15/02        3,028,000        3,033,290       3,361,080
    Dawson Production Services, Inc.                    9.375           2/1/07          850,000          867,938         824,500
    Decorative Homes Accents, Inc.                     13.000          6/30/02          700,000          700,000         350,000
    Florist Transworld Delivery, Inc.                  14.000         12/15/01        1,175,000        1,142,916       1,186,750
    Great American Cookie Company                      10.875          10/1/06          650,000          627,250         624,000
    Harman International Industries Incorporated       12.000           8/1/02        1,000,000          992,770       1,070,000
    Hosiery Corporation of America                     13.750           8/1/02        1,000,000          987,800       1,100,000
    Indah Kiah International Corporation               11.875          6/15/02        1,000,000        1,000,000       1,085,000
    International Wire Group, Inc.                     11.750           6/1/05          750,000          750,000         787,500
    Ivex Packaging Corporation                         12.500         12/15/02          250,000          266,562         270,000
    Key Plastics, Inc.                                 14.000         11/15/99          750,000          760,462         828,750
    Northwest Airlines Corp.                           12.091         12/31/00          787,076          816,591         824,462
    Northwest Airlines Corp.                           10.150           1/2/05          609,693          609,694         640,178
    Parker Drilling Corporation                         9.750         11/15/06        1,500,000        1,488,225       1,545,000
    Remington Products Company                         11.000          6/15/06          600,000          595,506         486,000
    Telex Communications, Inc.                         12.000          7/15/04        1,500,000        1,500,000       1,680,000
    Trans-Resources, Inc.                              11.875           7/1/02        1,000,000        1,032,500         975,000
    Vintage Petroleum, Inc.                             8.625           2/1/09          125,000          123,948         117,813
                                                                                   ------------      -----------    ------------
Total Bonds                                                                        $ 23,404,769       23,326,052      24,066,243
                                                                                   ============      -----------    ------------
Warrants - .03%
    Barringer Technologies, Inc. (B)                                                     13,930              696          13,930
    Western Systems Corporation (B)                                                     183,117           45,780          45,779
                                                                                                     -----------    ------------
Total Warrants                                                                                            46,476          59,709
                                                                                                     -----------    ------------


--------------------------------------------------------------------------------

March 31, 1997
(Unaudited)



                                                                                                   Market Value
                                                                               Cost                 at 3/31/97
Corporate Public Securities: (Continued)                      Shares         (Note 2B)              (Note 2A)
                                                           -----------     ------------           ------------
Common Stock - 6.67%
    America West Airlines, Inc. (B)                              4,900     $     98,294           $     76,563
    Atlas Air, Inc. (B)                                          5,800          117,450                152,250
    Barringer Technologies, Inc. (B)                            10,504           89,946                 97,162
    Benson Petroleum, Ltd. (B)                                 200,000          154,408                151,600
    Central Rents, Inc. (B)                                      1,880           67,856                 94,000
    Chesapeake Energy Corporation (B)                           35,000        1,176,875                730,625
    Collins & Aikman Corporation (B)                            40,200          240,834                346,725
    Computer Horizons Corporation                               38,850          342,825              1,204,350
    Correctional Services, Inc. (B)                              9,553           53,206                 95,530
    Data Documents, Inc. (B)                                    21,994               33                228,188
    Dawson Production Services, Inc. (B)                        32,400          405,000                396,900
    Florist Transworld Delivery, Inc. (B)                       14,686           41,258                 73,430
    4Health, Inc. (B)                                           27,000          151,000                150,201
    GTech Holdings Corporation (B)                              24,500          704,375                738,063
    Gulf Canada Resources, Ltd. (B)                             58,350          459,506                430,331
    Health and Retirement Property Trust                        11,600          218,950                208,800
    Hosiery Corporation of America                               1,000               --                 70,000
    Hvide Marine, Inc. (B)                                      12,600          313,425                286,650
    Integrated Living Communities, Inc. (B)                     59,500          476,000                357,000
    LCS Industries, Inc.                                        35,000          546,831                498,750
    Marker International (B)                                    70,000          437,500                315,000
    MEDIQ Incorporated (B)                                     150,000          574,147              1,218,750
    Public Storage, Inc.                                        23,400          663,975                678,600
    Red Roof Inns, Inc. (B)                                     45,200          640,993                711,900
    Staffing Resources, Inc.                                   105,000          577,500              1,522,500
    Sweetwater, Inc. (B)                                        26,000          182,000                 39,000
    US Rentals, Inc. (B)                                        21,000          420,000                380,625
    Western Systems Corporation (B)                            405,590          760,889                684,636
                                                                           ------------           ------------

Total Common Stock                                                            9,915,076             11,938,129
                                                                           ------------           ------------

Convertible Preferred Stock - 1.56%
    Merrill Lynch & Co.                                         26,500          606,187                543,250
    Occidental Petroleum Corporation                            13,740          687,000                913,710
    RXI Holdings, Inc.                                         225,559          225,559                    226
    SFX Broadcasting, Inc.                                      31,100        1,452,475              1,337,300
                                                                           ------------           ------------

Total Convertible Preferred Stock                                             2,971,221              2,794,486
                                                                           ------------           ------------

Total Corporate Public Securities                                            43,002,450             45,550,692
                                                                           ------------           ------------

--------------------------------------------------------------------------------
18

March 31, 1997
(Unaudited)




                                                                                                                Market Value
                                                              Due            Principal          Cost             at 3/31/97
Short-Term Securities:                    Yield              Date             Amount          (Note 2B)          (Note 2A)
                                       ----------         -------         -------------     ------------       -------------
Commercial Paper - .47%
    Aristar, Inc.                         6.501%             4/1/97        $  2,500,000     $  2,500,000        $  2,500,000
                                                                           ------------     ------------        ------------
Total Short-Term Securities                                                $  2,500,000        2,500,000           2,500,000
                                                                           ============     ------------        ------------
Total Investments - 117.50%                                                                 $185,040,532         195,359,445
                                                                                            ============        ------------
    Other Assets        -    2.20                                                                                  4,943,716
    Liabilities         -  (19.70)                                                                               (21,271,490)
                          -------                                                                               ------------
Total Net Assets        -  100.00%                                                                              $179,031,671
                           ======                                                                               ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.


--------------------------------------------------------------------------------

March 31, 1997
(Unaudited)

                             INDUSTRY CLASSIFICATION


                                                            Fair Value
                                                            at 3/31/97
Corporate Restricted Securities:                            (Note 2A)
                                                          --------------
ADVERTISING - .94%
Ammirati & Puris, Inc.                                   $     1,242,617
Summey Outdoor Advertising, Inc.                                 432,813
                                                         ---------------
                                                               1,675,430
                                                         ---------------
AUTO PARTS - .02%
Monro Muffler Brake, Inc.                                         32,849
                                                         ---------------

BEVERAGES - 2.05%
Associated Vintage Group, Inc.                                 3,480,488
Delta Beverage Group, Inc.                                       181,486
                                                         ---------------
                                                               3,661,974
                                                         ---------------
BUILDING MATERIALS - 3.33%
Highland Homes Holdings, Inc.                                  2,323,454
Supreme Industries, Inc.                                       3,630,672
                                                         ---------------
                                                               5,954,126
                                                         ---------------
CHEMICAL - 2.15%
AccTech, LLC                                                   3,851,174
                                                         ---------------
COMMUNICATIONS - 4.31%
Classic Sports, Inc.                                             773,333
Home Shopping Network                                          1,115,000
Latin Communications Group                                       884,380
Sun Media Corporation                                            792,000
Telex Communications, Inc.                                     4,157,550
                                                         ---------------
                                                               7,722,263
                                                         ---------------
ELECTRICAL EQUIPMENT/
ELECTRONICS - 9.62%
Catalina Lighting, Inc.                                        1,393,050
CompuCom Systems, Inc.                                         2,093,154
Control Devices, Inc.                                          1,959,754
Exide Electronics Group, Inc.                                  2,369,553
Intermetrics, Inc.                                             2,141,452
Mercury Computer Systems, Inc.                                 1,512,000
Nu Horizons Electronics Corp.                                  1,468,554
Precision Dynamics, Inc.                                       4,023,404
Thermo Electron Corporation                                      259,375
                                                         ---------------
                                                              17,220,296
                                                         ---------------
HEALTH CARE - 1.23%
D&K Wholesale Drug, Inc.                                       1,528,497
McKesson Corporation                                             241,595
Renal Treatment Centers, Inc.                                    432,250
                                                         ---------------
                                                               2,202,342
                                                         ---------------
JEWELRY - .10%
Wright & Lato, Inc.                                              186,120
                                                         ---------------

MANUFACTURING-INDUSTRIAL AND
CONSUMER PRODUCTS - 29.90%
C&K Manufacturing and Sales Company                            3,455,067
Consumer Product Enterprises, Inc.                             2,093,366
CUC International, Inc.                                        1,176,000
Elgin National Industries, Inc.                                2,415,312
Fleming Acquisition Corporation                                2,811,597
Hein-Werner Corp.                                              1,133,251
Hudson River Capital                                             950,000
Hussey Seating Company                                         3,610,215
Imax Corporation                                               1,029,000
Jackson Products, Inc.                                         2,804,626
Kappler Safety Group, Inc.                                     3,375,579
Kuhlman Corporation                                            1,160,473
Maxtec International Corp.                                     1,063,823
PAR Acquisition Corp.                                          1,162,533
Plastipak Packaging, Inc.                                      3,454,751
Sequentia, Inc.                                                1,785,635
Star International Holdings, Inc.                              2,392,489
Swing N'Slide Corporation                                      3,365,908
Trend Plastics, Inc.                                           3,457,085
Unidata, Inc.                                                  2,674,625
Unipac Corporation                                             2,285,154
U.S. Netting, Inc.                                             2,528,980
U.S. Silica Company                                            3,338,562
                                                         ---------------
                                                              53,524,031
                                                         ---------------
METAL FABRICATING - .37%
Molton Metal Technology                                          667,000
                                                         ---------------
MISCELLANEOUS - 3.69%
Anchor Advanced Products                                         352,625
CFP Holdings, Inc.                                               203,500
Corporate Express, Inc.                                          483,075
Greenfield Capital Trust, Inc.                                   593,450
Loral Space and Communications LTD                                87,300
Marriott International, Inc.                                     545,000
NM Holdings LLC                                                1,972,147
Protein Genetics, Inc.                                         1,990,811
Qualcomm Financial Trust                                         384,070
                                                         ---------------
                                                               6,611,978
                                                         ---------------
OIL AND GAS SERVICE - 10.68%
American Exploration Company                                   2,984,242
BP Prudhoe Bay Royalty Trust                                     422,153
Garnet Resources Corporation                                     200,000
Hardy Oil & Gas USA, Inc.                                      3,347,499
Maloney Industries, Inc.                                       2,700,027
PanEnergy Corporation                                          5,261,400
TransMontaigne Oil Company                                     4,210,702
                                                         ---------------
                                                              19,126,023
                                                         ---------------


--------------------------------------------------------------------------------
20

March 31, 1997
(Unaudited)

                       INDUSTRY CLASSIFICATION (Continued)


                                                            Fair Value
                                                            at 3/31/97
Corporate Restricted Securities:  (Continued)               (Note 2A)
                                                          --------------
RECREATIONAL SUPPLIES/
EQUIPMENT - .41%
The Coast Distribution System                            $       738,635
                                                         ---------------
RETAILING - 4.42%
Cains Foods, L.P.                                              3,129,153
Grand Metropolitan PLC                                           699,000
Pharmaceutical Buyers, Inc.                                    1,277,151
Rent-Way, Inc.                                                 2,130,860
The Sports Authority, Inc.                                       126,700
Sunglass Hut International, Inc.                                 543,750
                                                         ---------------
                                                               7,906,614
                                                         ---------------
SERVICES - 9.06%
Atlantic Express                                                 554,125
Continental Airlines, Inc.                                       732,000
Corrections Corporation of America                               398,950
Diversco, Inc.                                                 3,730,123
Piedmont Holding, Inc.                                         3,222,296
RailTex, Inc.                                                  2,234,378
Team Rental Group, Inc.                                        1,868,800
Thermo Terratech, Inc.                                            83,475
Tidewater Holdings, Inc.                                       3,403,751
                                                         ---------------
                                                              16,227,898
                                                         ---------------
Total Corporate Restricted
Securities - 82.28%                                      $   147,308,753
                                                         ===============


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                                                                              21

NOTES TO FINANCIAL STATEMENTS                     MASSMUTUAL CORPORATE INVESTORS

(Unaudited)

1.   History

     MassMutual Corporate Investors (the "Trust") is a closed-end, non-diversified investment company. Massachusetts Mutual Life Insurance Company ("MassMutual") acts as its investment adviser.

     The Trust commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was organized as a Massachusetts business trust effective November 28, 1985.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with generally accepted accounting principles.

     A.  Valuation of Investments:

     Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

     The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trustees. Each restricted security is valued by the Trustees as of the time of the acquisition thereof and quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; if it is a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; any changes in the financial condition and prospects of the issuers; the existence of merger proposals or tender offers affecting the issuers; and in addition any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel are relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

     When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

     The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of MassMutual. In making valuations, the Trustees will consider reports by MassMutual analyzing each portfolio security in accordance with the relevant factors referred to above. MassMutual has agreed to provide such reports to the Trust at least quarterly.

     The financial statements include restricted securities valued at $147,308,753 (82.28% of net assets) as of March 31, 1997 ($116,164,428 at
     March 31, 1996) whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

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22

     The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of March 31, 1997, subject to discount where appropriate, and are approved by the Trustees.

     Short-term securities with more than sixty days to maturity are valued at market and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

     B.  Accounting for Investments:

     Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     The cost basis of debt securities is not adjusted for amortization of premium since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

     Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

     The Trust does not accrue income when payment is delinquent or when management believes payment is questionable.

     C.  Use of Estimates:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     D. Federal Income Taxes:

     No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute such net gains.

3.   Management Fee

     Under an investment services contract, MassMutual has agreed to invest for its general account concurrently with the Trust in each restricted security purchased by the Trust. MassMutual, in addition to originating and sharing in the purchase of such securities, represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. MassMutual provides a continuing review of the investment operations of the Trust. MassMutual also provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

     Under the investment services contract, as amended July 1, 1988, the Trust pays MassMutual a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1%, approximately equivalent to .25% on an annual basis.

     The Performance Adjustment is based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return on the Standard & Poor's Industrial Stock Price Index and the Lehman Brothers Intermediate Corporate Bond Index over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The Performance Adjustment is equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeds the Target Rate, the Base Fee Rate is increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return is less than the Target Rate, the Base Fee Rate is reduced by the Performance Adjustment. The advisory fee payable by the Trust is equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. The Performance Adjustment for the quarter ended March 31, 1997 was plus .0625%.

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                                                                              23

4.   Note Payable

     On November 5, 1993, the Trust sold to MassMutual at par a $20,000,000 Senior Fixed Rate Convertible Note due November 15, 2000 (the "Note") which accrues at 5.33% per annum. The Note holder, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion.

5.   Purchases and Sales of Investments


                                                        For the                                     For the
                                                     three months                                three months
                                                     ended 3/31/97                               ended 3/31/96
                                                     -------------                               -------------

                                                                    Cost of Investments Acquired
                                                                    ----------------------------
     Corporate restricted securities                  $ 16,614,086                                $  5,217,976
     Corporate public securities                         7,019,789                                  15,687,208
     Short-term securities                              85,597,678                                  60,882,489

                                                                  Proceeds from Sales or Maturities
                                                                  ---------------------------------

     Corporate restricted securities                  $ 13,113,657                                $  8,037,996
     Corporate public securities                        22,975,458                                  21,467,368
     Short-term securities                              83,939,888                                  59,004,600


     The aggregate cost of investments is the same for financial reporting and federal income tax purposes as of March 31, 1997. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of March 31, 1997 is $10,318,913 and consists of $25,369,653 appreciation and $15,050,740 depreciation.

     The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of March 31, 1996. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of March 31, 1996 was $12,704,666 and consisted of $24,583,316 appreciation and $11,878,650 depreciation.

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24